                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-06136

                              Homestead Funds, Inc.
                              ---------------------

               (Exact name of registrant as specified in charter)

                              4301 Wilson Boulevard
                               Arlington, VA 22203
               (Address of principal executive offices) (Zip code)

                              Denise Trujillo, Esq.
                              Homestead Funds, Inc.
                              4301 Wilson Boulevard
                               Arlington, VA 22203
                     (Name and address of agent for service)

                                   Copies to:
                             Michael Berenson, Esq.
                           Morgan, Lewis & Bockius LLP
                         1111 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004
                  (Name and addresses of the agent for service)

Registrant's telephone number, including area code: (703) 907-6029

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006


Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

DAILY INCOME FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006
(UNAUDITED)

                                                Interest   Maturity       Face
                                                   Rate       Date       Amount         Value
                                                --------   ---------   ----------   ------------
CORPORATE NOTES (0.2% of portfolio)
Merrill Lynch & Co. Inc.                          7.38%     05/15/06   $   50,000   $     50,129
Merrill Lynch & Co. Inc.                          2.07      06/12/06      210,000        208,874
                                                                                    ------------
   Total Corporate Notes (Cost $259,003)                                                 259,003
                                                                                    ------------

COMMERCIAL PAPER (83.2% of portfolio)
American General Finance Corp.                    4.73      04/07/06    1,631,000      1,629,714
American General Finance Corp.                    4.74      04/11/06    2,000,000      1,997,367
American General Finance Corp.                    4.65      04/12/06    2,140,000      2,136,959
BellSouth Corp.                                   4.68      04/13/06      750,000        748,830
BellSouth Corp.                                   4.53      04/18/06    2,580,000      2,574,481
BellSouth Corp.                                   4.80      05/22/06    2,460,000      2,443,272
Chevron Texaco Funding Corp.                      4.51      04/04/06    3,000,000      2,998,873
Chevron Texaco Funding Corp.                      4.55      04/07/06    2,750,000      2,747,915
CIT Group Inc.                                    4.56      04/04/06    2,380,000      2,379,096
CIT Group Inc.                                    4.56      04/05/06    2,530,000      2,528,718
Citigroup                                         4.57      04/06/06    2,820,000      2,818,210
Citigroup                                         4.76      05/02/06    2,970,000      2,957,826
Coca-Cola Co.                                     4.48      04/03/06      450,000        449,888
Coca-Cola Co.                                     4.48      04/10/06    2,135,000      2,132,609
Coca-Cola Co.                                     4.56      05/01/06    3,150,000      3,138,030
EI Dupont De Nemours & Co.                        4.65      04/28/06    3,980,000      3,966,120
General Electric Capital Corp.                    4.62      04/14/06    2,279,000      2,275,198
General Electric Capital Corp.                    4.71      04/27/06    2,721,000      2,711,744
General Electric Capital Corp.                    4.77      05/15/06      800,000        795,336
HSBC Finance Corp.                                4.83      04/03/06    5,277,000      5,275,584
IBM Corp.                                         4.70      04/26/06    2,000,000      1,993,472
Merrill Lynch & Co. Inc.                          4.65      04/17/06    1,890,000      1,886,094
Merrill Lynch & Co. Inc.                          4.71      04/17/06    3,610,000      3,602,443
Morgan Stanley                                    4.77      04/04/06    1,644,000      1,643,347
Pfizer Inc.                                       4.60      04/18/06    5,120,000      5,108,878
Pfizer Inc.                                       4.53      04/21/06      700,000        698,238
Proctor & Gamble Co.                              4.52      04/06/06    2,880,000      2,878,192
Proctor & Gamble Co.                              4.51      04/03/06    2,920,000      2,919,268
Prudential Funding Corp.                          4.71      04/21/06    2,270,000      2,264,060
Prudential Funding Corp.                          4.56      04/12/06    1,540,000      1,537,854
Prudential Funding Corp.                          4.64      04/13/06    1,950,000      1,946,991
Southern Company                                  4.72      04/20/06    2,000,000      1,995,018
Southern Company                                  4.74      05/02/06    3,800,000      3,784,490
Toyota Motor Credit Corp.                         4.66      04/05/06    1,126,000      1,125,417
Toyota Motor Credit Corp.                         4.75      04/11/06    2,500,000      2,496,701
Toyota Motor Credit Corp.                         4.77      05/15/06    2,170,000      2,157,349
United Health Group Inc.                          4.62      04/12/06    1,090,000      1,088,461
United Health Group Inc.                          4.67      04/12/06      808,000        806,847
United Health Group Inc.                          4.66      04/13/06    1,740,000      1,737,297
United Health Group Inc.                          4.68      04/13/06    2,130,000      2,126,677
Wal-Mart Stores, Inc.                             4.63      04/26/06    2,000,000      1,993,569
XTRA Inc.                                         4.56      04/03/06    3,000,000      2,999,240
XTRA Inc.                                         4.60      04/06/06    2,750,000      2,748,243
                                                                                    ------------
   Total Commercial Paper (Cost $100,243,916)                                        100,243,916
                                                                                    ------------

DAILY INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2006
(UNAUDITED)

                                                Interest   Maturity      Face
                                                   Rate       Date      Amount         Value
                                                --------   ---------  ----------    ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS
   (16.6% of portfolio)
Federal Farm Credit Bank                         4.43%      04/10/06  $ 4,240,000   $ 4,235,304
Federal Farm Credit Bank                         4.52       04/11/06      791,000       790,007
Federal Farm Credit Bank                         4.53       04/12/06      465,000       464,356
Federal Farm Credit Bank                         4.50       04/13/06      297,000       296,555
Federal Farm Credit Bank                         4.50       04/17/06      550,000       548,900
Federal Home Loan Bank                           4.50       04/21/06    2,100,000     2,094,750
Federal Home Loan Bank                           4.50       04/21/06      510,000       508,725
Federal Home Loan Bank                           4.55       04/21/06    2,433,000     2,426,850
Federal Home Loan Bank                           4.52       04/11/06    3,190,000     3,185,999
Federal Home Loan Mortgage Corp. (a)             4.46       04/19/06    2,030,000     2,025,473
Federal Home Loan Mortgage Corp. (a)             4.55       04/25/06      602,000       600,174
Federal Home Loan Mortgage Corp. (a)             4.53       04/26/06      550,000       548,270
Federal National Mortgage Assn. (a)              4.55       04/28/06    1,000,000       996,588
Federal National Mortgage Assn. (a)              4.53       04/28/06      379,000       377,712
Federal National Mortgage Assn. (a)              4.52       05/01/06      860,000       856,761
                                                                                    -----------
   Total U.S. Government Agency Obligations
      (Cost $19,956,424)                                                             19,956,424
                                                                                    -----------

MONEY MARKET ACCOUNTS (less than 0.1% of
   portfolio)
SSgA Money Market Fund                           4.26(b)                    2,811          2,811
SSgA Prime Money Market Fund                     4.54(b)                        1              1
                                                                                    ------------
   Total Money Market Accounts (Cost $2,812)                                               2,812
                                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $120,462,155) - 100%                                                       $120,462,155
                                                                                    ============

----------
(a) The issuer is a publicly traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

(b)  7-day yield at March 31, 2006.

  For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

SHORT-TERM GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006
(UNAUDITED)

                                                Interest   Maturity       Face
                                                   Rate       Date       Amount        Value
                                                --------   ---------   ----------   ----------
ASSET BACKED SECURITIES  (5.5% of portfolio)
Small Business Administration 93-J               5.90%      10/01/13    $ 90,246    $   91,150
Small Business Administration 98-E               6.30       05/01/18      85,529        87,466
Small Business Administration 98-H               6.15       08/01/18      40,851        41,654
Small Business Administration 99-D               6.15       04/01/19     119,281       121,803
Small Business Administration Pool # 100075      3.50       05/25/19      68,974        62,674
Small Business Administration Pool # 500724      6.50(a)    12/25/13      16,444        16,387
Small Business Administration Pool # 502261      5.63(a)    10/25/17      24,496        24,301
Small Business Administration Pool # 502477      5.25(a)    09/25/18      65,451        64,682
Small Business Administration Pool # 502543      5.20(a)    01/25/19     116,425       116,483
Small Business Administration Pool # 502684      5.25(a)    07/25/19      27,806        27,989
Small Business Administration Pool # 503278      4.88(a)    02/25/21     118,194       118,279
Small Business Administration Pool # 503463      5.13(a)    09/25/21      85,457        84,359
Small Business Administration Pool # 503918      5.25(a)    09/25/22      55,860        55,312
Small Business Administration Pool # 504067      5.25(a)    01/25/08      80,002        79,518
Small Business Administration Pool # 504305      4.88(a)    10/25/23      39,767        39,126
Small Business Investment Companies 99-10A       6.24       03/10/09     320,563       323,653
Small Business Investment Companies 02-20K       5.08       11/01/22      82,503        80,852
Small Business Investment Companies 02-P10B      5.20       08/01/12     169,852       167,794
Small Business Investment Companies 03-10A       4.63       03/10/13     384,923       367,118
Small Business Investment Companies 03-P10A      4.52       02/10/13      73,035        69,371
Small Business Investment Companies 04-10A       4.12       03/01/14     189,129       173,241
                                                                                    ----------
   Total Asset Backed Securities
      (Cost $2,235,287)                                                              2,213,212
                                                                                    ----------

MORTGAGE BACKED SECURITIES
   (9.5% of portfolio)
GNMA #1928                                       7.00       11/20/09      10,036        10,237
GNMA #8006                                       4.75(a)    07/20/22      58,686        59,041
GNMA #8038                                       4.75(a)    08/20/22      35,547        35,763
GNMA #8040                                       4.75(a)    08/20/22      84,806        85,467
GNMA #8054                                       5.13(a)    10/20/22      14,231        14,305
GNMA #8076                                       5.13(a)    11/20/22      36,126        36,375
GNMA #8102                                       4.13(a)    02/20/16      23,492        23,331
GNMA #8103                                       4.63(a)    02/20/16      77,021        77,623
GNMA #8157                                       4.38(a)    03/20/23      75,594        76,099
GNMA #8191                                       4.38(a)    05/20/23      39,747        39,747
GNMA #8215                                       4.38(a)    04/20/17      15,046        15,056
GNMA #8259                                       4.75(a)    08/20/23      30,226        30,349
GNMA #8297                                       5.13(a)    12/20/17      38,023        38,280
GNMA #8332                                       4.50(a)    03/20/18      21,399        21,470
GNMA #8384                                       4.38(a)    03/20/24      16,684        16,801
GNMA #8393                                       5.00(a)    08/20/18      16,014        15,990
GNMA #8400                                       4.75(a)    08/20/18      30,530        30,697
GNMA #8405                                       5.00(a)    09/20/18      27,470        27,677
GNMA #8423                                       4.38(a)    05/20/24      20,031        20,086
GNMA #8429                                       5.13(a)    11/20/18      33,198        33,435
GNMA #8459                                       4.75(a)    07/20/24      30,495        30,682
GNMA #8499                                       4.88(a)    05/20/19      12,606        12,710
GNMA #8518                                       5.13(a)    10/20/24      27,204        27,372
GNMA #8532                                       5.13(a)    10/20/24      38,307        38,612
GNMA #8591                                       4.38(a)    02/20/25      87,673        88,447
GNMA #8638                                       4.38(a)    06/20/25      39,870        39,994
GNMA #8648                                       4.75(a)    07/20/25     120,109       120,686
GNMA #8663                                       4.75(a)    07/20/25      36,179        36,508
GNMA #8687                                       4.75(a)    08/20/25       8,731         8,799
GNMA #8702                                       4.13(a)    10/20/20      22,343        22,515
GNMA #8747                                       5.13(a)    11/20/25      29,279        29,493
GNMA #8807                                       4.75(a)    07/20/21      42,087        42,295

SHORT-TERM GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2006
(UNAUDITED)

                                                Interest   Maturity       Face
                                                   Rate       Date       Amount        Value
                                                --------   ---------   ----------   ----------
MORTGAGE BACKED SECURITIES  - CONTINUED
GNMA #8836                                      4.75%(a)    09/20/21   $   37,442   $   37,655
GNMA #8847                                      4.38(a)     04/20/26       42,443       42,481
GNMA #8869                                      5.13(a)     11/20/21       41,139       41,379
GNMA #8873                                      5.13(a)     11/20/21       45,045       45,354
GNMA #8877                                      4.38(a)     05/20/26       11,060       11,090
GNMA #8883                                      5.13(a)     12/20/21       37,619       37,865
GNMA #8915                                      4.38(a)     02/20/22       38,765       39,007
GNMA #8973                                      4.88(a)     05/20/22       34,167       34,373
GNMA #8978                                      4.38(a)     05/20/22      184,340      184,593
GNMA #80053                                     4.38(a)     03/20/27       10,208       10,305
GNMA #80058                                     4.38(a)     04/20/27       10,546       10,556
GNMA #80300                                     4.50(a)     07/20/29       72,919       72,961
GNMA #80309                                     4.50(a)     08/20/29       29,166       29,132
GNMA #80426                                     4.50(a)     07/20/30       12,248       12,253
GNMA #80452                                     4.50(a)     09/20/30       67,929       68,013
GNMA #80475                                     4.88(a)     12/20/30       92,054       91,882
GNMA #80577                                     3.75(a)     02/20/32       32,576       32,443
GNMA #510280                                    6.00        08/15/14       34,979       35,626
GNMA #583189                                    4.50        02/20/17      142,150      137,011
GNMA #780336                                    6.50        02/15/11       15,804       16,049
GNMA #880754                                    4.38(a)     06/20/30       39,583       39,742
GNMA 1996-4                                     7.00        04/16/26       15,126       15,577
GNMA 2001-53                                    5.13(a)     10/20/31       28,002       28,147
GNMA 2001-61                                    5.28(a)     09/20/30       68,140       68,594
GNMA 2002-20                                    4.50        03/20/32       69,617       67,550
GNMA 2002-69                                    5.13(a)     06/20/28      165,917      166,004
GNMA 2002-88                                    5.00        05/16/31      283,931      279,214
GNMA 2003-11                                    4.00        10/17/29      124,874      117,452
GNMA 2003-12                                    4.50        02/20/32      101,074       97,491
GNMA 2003-19                                    4.00        12/16/25       14,353       14,316
GNMA 2003-26                                    5.20(a)     04/16/33       36,341       36,590
GNMA 2003-86                                    4.00        03/20/23      103,524      101,816
GNMA 2003-97                                    4.50        03/20/33      200,091      192,101
GNMA 2004-17                                    4.50        12/20/33      418,737      401,757
                                                                                    ----------
   Total Mortgage Backed Securities
      (Cost $3,843,366)                                                              3,822,321
                                                                                    ----------

MUNICIPAL BOND (1.9% of portfolio)
St. Johns County Florida Convention Center      8.00        01/01/26      750,000      779,881
                                                                                    ----------
   Total Municipal Bond (Cost $780,391)                                                779,881
                                                                                    ----------

U. S. GOVERNMENT AND AGENCY OBLIGATIONS
   (82.3% of portfolio)
Government Trust Certificate (Israel Trust)     0.00(b)     11/15/07      500,000      461,297
Government Trust Certificate
   (Sri Lanka Trust)                            5.27(a)     06/15/12      162,500      162,497
National Archives Facility Trust                8.50        09/01/19       57,188       67,745
Overseas Private Investment Corp.               0.00(c)     12/16/06      446,568      461,385
Overseas Private Investment Corp.               0.00(c)     05/27/08      250,000      263,800
Overseas Private Investment Corp.               4.10        11/15/14      150,080      142,129
Overseas Private Investment Corp.               3.74        04/15/15       80,801       76,058
Private Export Funding Corp.                    5.53        04/30/06      250,000      250,079
Private Export Funding Corp.                    7.11        04/15/07      100,000      102,009
Private Export Funding Corp.                    5.75        01/15/08      500,000      505,629
Rowan Companies Inc.                            2.80        10/20/13      152,380      139,806
U.S. Department of Housing and
   Urban Development                            5.78        08/01/07      250,000      252,051
U.S. Department of Housing and
   Urban Development                            7.50        08/01/11      250,000      267,044
U.S. Treasury Note                              4.63        05/15/06    2,500,000    2,499,610
U.S. Treasury Note                              6.50        10/15/06      250,000      252,080

SHORT-TERM GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2006
(UNAUDITED)

                                                Interest   Maturity       Face
                                                   Rate       Date       Amount        Value
                                                --------   ---------   ----------   -----------
U. S. GOVERNMENT AND AGENCY OBLIGATIONS -
   CONTINUED
U.S. Treasury Note                               2.50%      10/31/06   $8,250,000   $ 8,140,110
U.S. Treasury Note                               2.63       11/15/06    2,250,000     2,219,238
U.S. Treasury Note                               3.63       04/30/07    3,750,000     3,701,366
U.S. Treasury Note                               4.25       10/31/07      750,000       743,143
U.S. Treasury Note                               3.00       11/15/07    1,250,000     1,214,160
U.S. Treasury Note                               3.38       02/15/08    1,750,000     1,704,472
U.S. Treasury Note                               2.63       05/15/08      500,000       478,047
U.S. Treasury Note                               3.75       05/15/08      500,000       489,258
U.S. Treasury Note                               4.38       11/15/08    1,000,000       988,594
U.S. Treasury Note                               4.50       02/15/09      250,000       247,832
U.S. Treasury Note                               0.00(b)    05/15/11    2,000,000     1,988,608
U.S. Treasury Note                               0.00(b)    11/15/11    3,125,000     3,030,534
U.S. Treasury Note Receipt                       0.00(b)    11/15/12    4,006,463     2,433,157
                                                                                    -----------
   Total U.S. Government and Agency
   Obligations (Cost $33,753,773)
                                                                                     33,281,738
                                                                                    -----------

MONEY MARKET ACCOUNTS (0.8% of portfolio)
Vanguard Treasury Money Market Fund              4.19(d)                  338,250       338,250
                                                                                    -----------
   Total Money Market Accounts
      (Cost $338,250)                                                                   338,250
                                                                                    -----------
TOTAL INVESTMENTS IN SECURITIES
   (COST $40,951,067) - 100%                                                        $40,435,402
                                                                                    ===========

----------
(a)  Variable coupon rate as of March 31, 2006.

(b)  Zero coupon security, purchased at a discount.

(c)  Zero coupon security, security accretes to a premium price at maturity.

(d)  7-day yield at March 31, 2006.

  For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006
(UNAUDITED)

                                                Interest    Maturity      Face
                                                  Rate        Date       Amount         Value
                                                --------   ---------   ----------   ------------
CORPORATE BONDS  (32.5% of portfolio)
BASIC INDUSTRIES - 5.1%
   Avery Dennison Corp.                         4.95 % (a) 08/10/07    $  400,000    $   400,378
   Boeing Co.                                   8.10       11/15/06       200,000        203,335
   Dow Chemical Co.                             8.63       04/01/06       150,000        150,000
   Exxon Capital Corp.                          6.13       09/08/08       650,000        664,160
   General Dynamics Corp.                       2.13       05/15/06     4,131,000      4,118,248
   Gerber Products Co.                          9.00       10/15/06       145,000        147,101
   Ingersoll-Rand Co.                           6.25       05/15/06     1,125,000      1,126,469
   International Business Machines Corp.        3.80       02/01/08     1,175,000      1,145,286
   Pepsico Capital Resources Inc.               0.00 (c)   04/01/06       174,000        174,000
   Pepsico Capital Resources Inc.               0.00 (c)   04/01/08       264,000        236,875
   Pepsico Capital Resources Inc.               0.00 (c)   04/01/12       100,000         70,667
   Vintage Petroleum, Inc.                      8.25       05/01/12     1,075,000      1,143,239
   Windsor Petroleum Transport Corp. (b)        6.48       07/15/06       450,000        451,314
                                                                                     -----------
      Total Basic Industries                                                          10,031,072
                                                                                     -----------

CONSUMER STAPLES - 0.4%
Beverages
   Anheuser-Busch Companies, Inc.               7.13       07/01/17       130,000        134,139
   Brown Forman Corp.                           3.00       03/15/08       795,000        760,197
                                                                                     -----------
      Total Consumer Staples                                                             894,336
                                                                                     -----------

CONSUMER DISCRETIONARY - 0.2%
Restaurant
   McDonald's Corp.                             4.24       12/13/06       115,000        114,139
Retail
   Wal-Mart Stores, Inc.                        8.75       12/29/06       243,000        243,576
                                                                                     -----------
      Total Consumer Discretionary                                                       357,715
                                                                                     -----------

FINANCE - 17.1%
Banks
   Bank of America Corp.                        3.95 (d)   10/15/09       465,000        445,052
   Bank of America Corp.                        4.00 (d)   12/15/09       200,000        191,220
   Bank of America Corp.                        7.23       08/15/12       200,000        214,356
   Bayerische Landesbank New York               2.60       10/16/06     3,000,000      2,958,963
   Bayerische Landesbank New York               2.88       10/15/08       250,000        236,512
   Bayerische Landesbank New York               3.20       04/15/09     1,150,000      1,084,367
   Bayerische Landesbank New York               4.00 (d)   02/28/10       250,000        245,024
   Canadian Imperial Bank of Commerce New York  4.38       07/28/08     1,100,000      1,075,360
   Deusche Bank AG New York                     4.02       07/13/07     1,125,000      1,121,783
   Deusche Bank AG New York                     3.30       11/30/07       225,000        218,135
   Deusche Bank AG New York                     5.00 (d)   11/17/09     2,175,000      2,150,945
   First Tennessee Bank                         4.55       07/03/08       650,000        639,608
   Landensbank Baden - Wurttemberg New York     4.46 (d)   05/16/07       100,000         99,918
   Suntrust Bank                                4.55       05/25/09       450,000        438,534
   US Bank N.A.                                 2.87       02/01/07     2,125,000      2,081,629
   US Bank N.A.                                 3.70       08/01/07       700,000        686,062
   US Bank N.A.                                 3.75       02/06/09       100,000         95,970
Commercial Lending & Leasing
   Caterpillar Financial Services Corp.         3.67       10/04/07       100,000         97,554
   Caterpillar Financial Services Corp.         5.19 (a)   08/07/08       100,000        100,050
   Textron Financial Corp.                      2.75       06/01/06       500,000        498,280
Consumer Loans
   American General Finance Corp.               5.91       06/12/06       500,000        500,737

SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2006
(UNAUDITED)

                                                Interest    Maturity     Face
                                                  Rate        Date      Amount          Value
                                                --------   ---------  ----------     -----------
CORPORATE BONDS - CONTINUED
   American General Finance Corp.               3.00 %     11/15/06   $ 1,125,000    $ 1,110,191
   American General Finance Corp.               3.88       10/01/09       640,000        609,165
   Beneficial Corp.                             7.00       02/12/07       125,000        125,916
   Beneficial Corp.                             7.06       09/17/07       100,000        101,759
   General Electric Capital Corp.               2.80       01/15/07       700,000        687,651
   General Electric Capital Corp.               3.50       12/05/07       290,000        281,983
   General Electric Capital Corp.               4.80 (a)   05/30/08       528,000        524,225
   General Electric Capital Corp.               4.65 (a)   06/11/08       920,000        912,327
   General Electric Capital Corp.               3.00 (d)   12/20/08       125,000        121,590
   General Electric Capital Corp.               5.00 (a)   02/20/09     1,200,000      1,191,749
   General Electric Capital Corp.(b)            2.63 (d)   04/14/09       555,000        542,915
   General Electric Capital Corp.               4.00 (d)   09/12/11       295,000        280,891
   General Motors Acceptance Corp.              6.48       05/01/06     1,000,000        997,784
   General Motors Acceptance Corp.              4.50       07/15/06       200,000        198,284
   Household Finance Corp.                      5.35       12/15/07       100,000         99,045
   Household Finance Corp.                      5.05 (a)   08/15/08       100,000        100,152
   Torchmark Inc.                               6.25       12/15/06       525,000        526,600
   Toyota Motor Credit Corp                     4.50 (d)   10/08/08       350,000        346,531
   Transamerica Finance Corp.                   0.00 (c)   09/01/07       225,000        207,128
Financial Services
   Associates Corp. of N.A.                     7.40       05/15/06       200,000        200,530
Insurance
   Allstate Financial Global Funding (b)        2.50       06/20/08       225,000        212,047
   American International Group (b)             2.88       05/15/08       450,000        428,804
   Chubb Corp.                                  4.93       11/16/07       100,000         99,273
   MassMutual Global Funding II (b)             5.08       03/05/07     1,100,000      1,094,361
   MassMutual Global Funding II (b)             2.55       07/15/08       100,000         94,091
   MBIA Global Funding LLC (b)                  2.88       11/30/06     1,250,000      1,229,575
   MBIA Global Funding LLC (b)                  4.38       03/15/10       525,000        504,452
   Monumental Global Funding II (b)             5.20       01/30/07       100,000         99,960
   Monumental Global Funding II (b)             2.80       07/15/08       220,000        208,029
   Nationwide Life Global Funding (b)           2.75       05/15/07       750,000        725,965
   Principal Life Income Funding                3.20       04/01/09       400,000        379,261
   Principal Life Income Funding                4.00       12/15/09       350,000        333,243
   Protective Life Secured Trust                5.40       02/15/09       550,000        545,254
   Protective Life Secured Trust                4.00       04/01/11       450,000        420,512
   Reliance Standard Life (b)                   5.63       03/15/11       800,000        793,336
Investment Banker/ Broker
   Donaldson, Lufkin & Jenrette Securities
      Corp.                                     5.66 (a)   03/28/07     1,100,000      1,106,618
   Merrill Lynch & Co., Inc.                    5.36 (a)   05/21/08       110,000        109,567
   Merrill Lynch & Co., Inc.                    4.83       10/27/08       250,000        247,561
Mortgage
   Residential Capital Corp.                    6.34 (a)   06/29/07       450,000        453,349
                                                                                     -----------
      Total Finance                                                                   33,431,733
                                                                                     -----------

HEALTHCARE  - 2.4%
Healthcare Providers and Services
   United Health Group Inc.                     3.38       08/15/07       475,000        462,983
Pharmaceuticals
   Abbott Laboratories                          3.50       02/17/09       225,000        214,521
   Bristol Myers Squibb Co. (b)                 4.00       08/15/08       225,000        218,808
   Eli Lilly & Co.                              2.90       03/15/08     1,000,000        956,720
   Merck & Co., Inc.                            5.25       07/01/06       110,000        109,989
   Merck & Co., Inc.                            2.50       03/30/07     1,825,000      1,775,557

SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2006
(UNAUDITED)

                                                Interest    Maturity     Face
                                                  Rate        Date      Amount        Value
                                                --------   ---------  -----------    -----------
CORPORATE BONDS - CONTINUED
   Pfizer Inc.                                  2.50 %     03/15/07   $ 1,000,000    $  975,018
                                                                                     -----------
      Total Healthcare                                                                 4,713,596
                                                                                     -----------

TECHNOLOGY  - 0.2%
Communications Equipments
   Cisco Systems Inc.                           5.25       02/22/11       450,000        446,160
                                                                                     -----------
      Total Technology                                                                   446,160
                                                                                     -----------

TRANSPORTATION  - 2.3%
Airlines
   Southwest Airlines Co.                       5.50       11/01/06     1,900,000      1,902,869
   Southwest Airlines Co.                       6.13       11/01/06       595,000        596,726
Railroad
   Burlington Northern Santa Fe Railway Co.     4.58       01/15/21       103,150         97,226
   CSX Corp.                                    6.72       06/01/06       200,000        200,507
   CSX Corp.                                    7.03       08/15/07       375,000        382,685
   Union Tank Car Co.                           7.21       07/02/06       300,000        304,377
   Union Tank Car Co.                           6.35       03/17/08       110,000        111,823
   Union Tank Car Co.                           7.45       06/01/09       180,000        192,188
   Union Tank Car Co.                           6.79       05/01/10       350,000        367,520
   Union Tank Car Co.                           6.57       01/02/14       305,034        310,583
                                                                                     -----------
      Total Transportation                                                             4,466,504
                                                                                     -----------
UTILITIES - 4.8%
Electric & Gas
   Cleco Corp.                                  7.00       05/01/08       375,000        381,913
   Colonial Pipeline Co. (b)                    7.45       08/15/07       500,000        513,256
   Commonwealth Edison Co.                      7.63       01/15/07       750,000        761,329
   Consumers Energy Co.                         6.38       02/01/08     1,250,000      1,267,602
   Indiana Michigan Power Co.                   6.13       12/15/06       100,000        100,447
   Potomac Electric Power Co.                   6.25       10/15/07       250,000        252,903
   Public Service Electric & Gas Co.            6.38       05/01/08       300,000        305,964
   Washington Gas Light Co.                     6.51       08/18/08       350,000        358,878
Telephone
   GTE California Inc.                          7.65       03/15/07     1,000,000      1,019,974
   GTE California Inc.                          7.00       05/01/08       750,000        766,616
   GTE Hawaiian Telephone Inc.                  7.38       09/01/06       260,000        261,794
   GTE Northwest Inc.                           5.55       10/15/08       250,000        248,400
   New England Telephone & Telegraph Co.        7.65       06/15/07       400,000        408,389
   NYNEX Corp.                                  9.55       05/01/10        64,290         68,269
   Pacific Bell                                 6.13       02/15/08       650,000        654,803
   SBC Communications Capital Corp.             6.60       11/27/06     1,250,000      1,260,184
   SBC Communications Capital Corp.             7.00       10/01/12       225,000        230,657
   Southwestern Bell Telephone Co.              6.63       07/15/07       250,000        253,410
   Verizon Pennsylvania Inc.                    5.65       11/15/11       250,000        245,446
                                                                                     -----------
      Total Utilities                                                                  9,360,234
                                                                                     -----------
      Total Corporate Bonds (Cost $64,343,764)                                        63,701,350
                                                                                     -----------
YANKEE BONDS (9.3% of portfolio)
Bayerische Landesbank                           3.50 (d)   07/22/11       950,000        892,154
BP Canada Finance Co.                           3.38       10/31/07     1,450,000      1,410,401
BP Capital Markets PLC                          2.35       06/15/06       500,000        497,549
BP Capital Markets PLC                          2.75       12/29/06     1,400,000      1,377,345
Canadian National Railway Co.                   6.45 (a)   07/15/36       100,000        100,368
Diageo Finance BV                               3.00       12/15/06       145,000        142,801
European Investment Bank                        2.70       04/20/07       700,000        683,804

SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2006
(UNAUDITED)

                                                         Interest    Maturity     Face
                                                           Rate        Date      Amount       Value
                                                         --------    --------  ----------   -----------
YANKEE BONDS - CONTINUED
European Investment Bank                                   4.13% (d) 05/18/11  $  705,000   $   683,448
Glaxosmithkline Capital PLC                                2.38      04/16/07     600,000       582,010
HBOS Treasury Services PLC (b)                             2.25      05/01/06     225,000       224,535
HBOS Treasury Services PLC (b)                             4.00      09/15/09     675,000       648,094
Hydro-Quebec                                               6.27      01/03/26      80,000        86,027
Inter American Development Bank                            0.00(c)   12/16/06     925,000       894,312
International Bank for Reconstruction and Development      0.00(c)   02/15/08     100,000        90,648
International Bank for Reconstruction and Development      0.00(c)   01/23/09   1,060,800       915,386
International Bank for Reconstruction and Development      2.75(d)   04/29/09     375,000       358,582
International Bank for Reconstruction and Development      3.50(d)   11/08/09     300,000       290,400
International Bank for Reconstruction and Development      4.00(d)   04/29/10     500,000       478,722
International Bank for Reconstruction and Development      3.50(d)   05/28/10     815,000       773,405
International Bank for Reconstruction and Development      3.50(d)   03/03/11     250,000       242,917
International Bank for Reconstruction and Development      0.00(c)   04/15/11     250,000       192,915
International Bank for Reconstruction and Development      0.00(c)   10/15/11     250,000       187,808
International Bank for Reconstruction and Development      3.25(d)   07/03/13     530,000       493,542
IXIS Corp. & Investment Bank                               4.25(d)   03/04/10     250,000       245,265
KFW                                                        3.25      09/21/07   1,220,000     1,189,907
KFW                                                        4.38(d)   01/13/11   1,160,000     1,124,706
LLOYDS Bank PLC                                            3.75(d)   11/28/08     400,000       389,668
Nestle Holding Inc.                                        4.50      05/30/06   1,000,000       999,130
Nestle Holding Inc.                                        3.25(d)   03/31/09     835,000       788,894
Ontario Province of Canada                                 3.28      03/28/08     940,000       905,007
Rabobank Nederland                                         4.00(d)   11/12/08     100,000        97,175
Rabobank Nederland                                         4.00(d)   05/06/11     200,000       195,696
UBS AG Jersey                                              3.60(d)   07/13/07     125,000       122,776
                                                                                            -----------
   Total Yankee Bonds (Cost $18,639,073)                                                     18,305,397
                                                                                            -----------
ASSET BACKED SECURITIES (12.5% of portfolio)
ACLC Franchise Loan Receivables Trust 97-A (b)             5.08(d)   09/17/12      52,678        52,878
ACLC Franchise Loan Receivables Trust 97-B (b)             6.73      04/15/14   1,282,211     1,254,016
Americredit Automobile Receivables Trust 02-A              4.61      01/12/09     156,882       156,397
Americredit Automobile Receivables Trust 02-C              3.55      02/12/09     550,878       545,504
Americredit Automobile Receivables Trust 03-AM             3.10      11/06/09      69,587        68,707
Americredit Automobile Receivables Trust 05-A              3.93      10/06/11   2,100,000     2,050,605
Atlantic City Electric Transition Funding LLC 03-1         2.89      07/20/11     732,157       705,162
Bay View Auto Trust 05-LJ2                                 4.41      07/25/10   1,500,000     1,484,517
Capital One Master Trust 01-8                              4.60      08/17/09     155,000       154,568
Chemical Master Credit Card Trust I 96-3                   7.09      02/15/09   2,100,000     2,108,950
CIT RV Trust 99-A                                          6.24      08/15/15     200,000       200,883
CNH Equipment Trust 04-A                                   2.94      10/15/08   1,168,726     1,152,042
Drive Auto Receivables Trust 05-2 (b)                      4.12      01/15/10   1,100,000     1,085,601
Drive Auto Receivables Trust 05-3 (b)                      4.99      10/15/10   1,125,000     1,117,485
DVI Receivables Corp. 00-2                                 7.12      11/12/08     367,190       360,764
DVI Receivables Corp. 01-2                                 3.52      07/11/08     678,961       546,563
DVI Receivables Corp. 02-1                                 4.57      06/11/10     344,398       223,859
DVI Receivables Corp. 03-1                                 5.22(a)   03/14/11   1,380,375     1,173,319
First North American National Bank 03-A                    5.23(a)   05/16/11   1,350,000     1,350,747
Fleet Credit Card Master Trust 01-B                        5.60      12/15/08     475,000       475,600
Great America Leasing Receivables 05-1 (b)                 4.82      03/20/09     250,000       247,734
Harley-Davidson Motorcycle Trust 04-1                      1.40      10/15/08     207,426       206,378
HPSC Equipment Receivables 03-1A (b)                       5.53(a)   03/20/10     847,631       851,538
Ikon Receivables LLC 03-1                                  2.33      12/15/07       2,809         2,806
LAI Vehicle Lease Securization Trust 04-A (b)              3.41      12/15/10     626,742       614,132

SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2006
(UNAUDITED)

                                                         Interest    Maturity     Face
                                                           Rate        Date      Amount       Value
                                                         --------    --------  ----------   -----------
ASSET BACKED SECURITIES - CONTINURED
Metris Master Trust 99-2                                   5.30%(a)  01/20/10 $ 3,065,000   $ 3,067,305
MMCA Automobile Trust 01-3                                 5.05(a)   04/16/07     137,539       137,527
MMCA Automobile Trust 02-4                                 3.05      11/16/09     112,380       111,471
Peachtree Franchise Loan, LLC 99-A (b)                     6.68      01/15/21     161,271       162,461
Prestige Auto Receivables 04-1A (b)                        3.69      06/15/11   1,172,302     1,157,284
Prestige Auto Receivables 05-1A (b)                        4.37      06/15/12     425,000       416,549
Prestige Auto Receivables 06-1A (b)                        5.25      06/17/13     250,000       250,195
Small Business Administration 99-10B                       6.00      03/01/09      22,672        22,844
Small Business Administration 02-20K                       5.08      11/01/22     288,762       282,980
Susquehanna Auto Lease Trust 06-1 (b)                      5.20      05/14/08     675,000       674,123
Union Acceptance Corp. 02-A                                4.59(d)   07/08/08      22,131        22,124
                                                                                            -----------
   Total Asset Backed Securities (Cost $25,150,101)                                          24,495,618
                                                                                            -----------
MORTGAGE BACKED SECURITIES (18.4% of portfolio)
American Business Financial Services 99-1                  6.58      05/25/30     232,220       232,207
Ameriquest Mortgage Securities Inc. 04-IA1                 5.47(a)   09/25/34   1,175,000     1,178,193
Amresco Residential Securities 98-1                        7.07      10/25/27     184,716       191,503
Banc America Mortgage Securities Inc. 04-F                 4.15(a)   07/25/34     873,482       846,661
Banc America Mortgage Securities Inc. 05-A1                5.00      02/25/20     214,533       209,344
Bear Stearns Adjustable Rate Mortgage 04-10                4.67(a)   01/25/35   1,243,131     1,218,708
Chase Mortgage Finance Corp. 03-S2                         5.00      03/25/18      72,027        70,158
Chaseflex Trust 05-2                                       6.00      06/25/35     373,588       371,687
Chemical Mortgage Acceptance Corp. 88-2                    8.00(a)   05/25/18       3,724         3,734
CITICORP Mortgage Securities, Inc. 88-11                   5.36(a)   08/25/18     115,944       114,400
CITICORP Mortgage Securities, Inc. 88-17                   5.46(a)   11/25/18     119,014       118,446
CMO Trust 17                                               7.25      04/20/18       4,411         4,415
Conseco Finance Securitizations Corp. 00-C                 5.12(a)   12/15/29     896,360       896,314
Conseco Finance Securitizations Corp. 01-2                 6.60      02/01/33     470,462       467,715
Contimortgage Home Equity Loan Trust 95-2                  8.10      08/15/25     146,197       150,241
Countrywide Alternative Loan Trust 04-24                   6.00      11/25/34     238,470       236,830
Countrywide Alternative Loan Trust 05-11                   5.50      06/25/35     934,562       912,169
Countrywide Home Loans 02-32                               5.32(a)   01/25/33      30,624        30,661
Countrywide Home Loans 03-49                               5.12(a)   12/19/33     182,848       172,905
Countrywide Home Loans 03-56                               4.49      12/25/33     250,000       238,523
Countrywide Home Loans 03-J13                              5.25      01/25/24   1,011,474       993,617
Credit Suisse First Boston Mortgage 03-21                  4.75      08/25/18     624,827       606,035
Credit Suisse First Boston Mortgage 03-21                  6.32(a)   09/25/33      51,508        54,095
Credit Suisse First Boston Mortgage 04-AR3                 4.75(a)   04/25/34     110,332       108,569
Credit Suisse First Boston Mortgage 05-10                  5.25      11/25/20   1,046,801     1,027,459
DLJ Mortgage Acceptance Corp. 91-3                         5.43(a)   02/20/21     100,878       100,546
FHLMC 2419                                                 5.50      03/15/17       9,041         8,993
FHLMC 2586                                                 3.50      12/15/32     427,955       421,916
FHLMC 2649                                                 4.50      07/15/18     696,187       655,099
FHLMC 780754                                               4.68(a)   08/01/33      79,922        76,448
FHLMC M80833                                               4.00      08/01/10     501,827       482,935
FHLMC M80848                                               3.00      07/01/10     392,586       366,078
First Alliance Mortgage Loan Trust 94-1                    5.85      04/25/25      53,334        53,141
First Alliance Mortgage Loan Trust 94-2                    7.63      07/25/25      65,563        65,326
First Alliance Mortgage Loan Trust 94-3                    7.83      10/25/25       3,044         3,029
FNMA 93-170                                                4.20(a)   09/25/08       4,723         4,627
FNMA 03-05                                                 4.25      08/25/22     305,416       292,710
FNMA 03-38                                                 5.00      03/25/23     312,795       305,958
FNMA 03-81                                                 4.75      09/25/18     305,363       285,406
FNMA 03-86                                                 4.50      09/25/18     553,610       526,554
FNMA 04-34                                                 5.50      05/25/19     495,205       488,868
FNMA 05-14                                                 5.12(a)   03/25/35     111,305       110,939

SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2006
(UNAUDITED)

                                                         Interest    Maturity      Face
                                                           Rate        Date       Amount       Value
                                                         --------    --------   ---------   -----------
MORTGAGE BACKED SECURITIES - CONTINUED
Fremont Home Loan Owners Trust 99-2                        7.28%     06/25/29   $  62,860   $    62,622
GMACM 05-AR3                                               4.88(a)   06/19/35     583,730       576,580
GNMA 02-69                                                 5.13(a)   06/20/28     170,657       170,747
GNMA 02-88                                                 5.00      05/16/31     141,965       139,607
GNMA 03-11                                                 4.00      10/17/29     648,386       609,844
GNMA 03-12                                                 4.50      02/20/32     202,147       194,982
GNMA 03-26                                                 5.20(a)   04/16/33      81,766        82,328
GNMA 04-17                                                 4.50      12/20/33      89,729        86,091
GNMA 583189                                                4.50      02/20/17      85,290        82,207
Green Tree Financial Corp. 98-3                            6.22      03/01/30     413,845       402,416
GS Mortgage Securities Corp. 03-10                         4.95(a)   10/25/33     703,754       688,479
GS Mortgage Securities Corp. 03-3F                         5.00      04/25/33     165,003       163,008
JP Morgan Mortgage Trust 04-A3                             4.97(a)   07/25/34     539,411       526,002
LB-UBS Comercial Mortgage Trust 02-C2                      3.83      06/15/26     222,996       221,780
Lehman ABS Manufactured Housing Contract 01-B              4.35      05/15/14     319,713       304,088
Master Adjustable Rate Mortgages Trust 05-1                5.28(a)   01/25/35     187,960       184,451
Master Alternative Loans Trust 03-5                        6.00      08/25/33     201,892       199,691
Master Assets Securitization Trust 03-6                    5.00      07/25/18     151,444       148,415
Morgan Stanley Capital Inc. 04-1                           5.00      11/25/18     447,032       420,645
New Century Home Equity Loan Trust 97-NC5                  6.70      10/25/28       4,322         4,303
Oakwood Mortgage Investors, Inc. 99-D                      7.84      11/15/29     658,574       579,931
Oakwood Mortgage Investors, Inc. 02-A                      5.00(a)   09/15/14     456,938       386,119
Popular ABS Mortgage Pass-Through Trust 2005-05            5.10      11/25/35     223,949       222,597
Residential Accredit Loans, Inc. 02-QS9                    5.42(a)   07/25/32      30,749        30,773
Residential Accredit Loans, Inc. 05-QS5                    5.70      04/25/35     195,080       192,785
Residential Asset Securitization Trust 04-A3               5.25      06/25/34     141,713       131,833
Residential Asset Securitization Trust 04-A4               5.50      08/25/34      58,783        58,236
Residential Asset Securitization Trust 05-A14              5.50      12/25/35     626,502       619,389
Residential Funding Mortgage Securities, Inc. 03-S11       3.50      06/25/18     303,878       290,831
Residential Funding Mortgage Securities, Inc. 03-S15       4.50      08/25/18     428,121       406,726
Ryland Acceptance Corp. 64 E                               3.50(a)   04/01/18     123,416       117,717
Salomon Brothers Mortgage Securities 97-LB6                6.82      12/25/27       1,076         1,073
Structured Adjustable Rate Mortgage Loan 04-3              4.94(a)   03/25/34      67,225        66,385
Structured Adjustable Rate Mortgage Loan 04-8              4.70(a)   07/25/34     700,000       674,051
Structured Adjustable Rate Mortgage Loan 06-1              5.62      02/25/36     659,842       656,569
Structured Asset Securities Corp. 98-RF1 (b)               8.74(a)   04/15/27     115,281       116,659
Structured Asset Securities Corp. 03-8                     5.00      04/25/33      92,204        91,692
Structured Asset Securities Corp. 04-3                     5.58(a)   03/25/24     750,881       739,535
Structured Mortgage Asset Residential Trust 92-10A         7.50      11/25/08      10,163        10,159
UCFC Manufactured Housing Contract 98-2                    6.16      08/15/19   2,170,455     2,151,460
Vanderbilt Mortgage & Finance 03-A                         5.32(a)   05/07/26   1,228,881     1,236,179
Washington Mutual Mortgage Securities Corp. 03-AR10        3.53      10/25/33     167,341       166,615
Washington Mutual Mortgage Securities Corp. 03-AR10        4.07(a)   10/25/33   1,200,000     1,185,676
Washington Mutual Mortgage Securities Corp. 03-AR11        3.98      10/25/33   1,075,000     1,038,712
Washington Mutual Mortgage Securities Corp. 05-AR7         4.93(a)   08/25/35     878,129       866,593
Wells Fargo Mortgage Backed Securities 03-6                5.00      06/25/18      72,550        70,192
Wells Fargo Mortgage Backed Securities 03-17               5.00      01/25/34     610,963       601,335
Wells Fargo Mortgage Backed Securities 04-B                4.95(a)   02/25/34     184,723       179,331
Wells Fargo Mortgage Backed Securities 04-E                4.89(a)   05/25/34     287,590       270,613
Wells Fargo Mortgage Backed Securities 04-F                4.73(a)   06/25/34   1,137,540     1,084,525
Wells Fargo Mortgage Backed Securities 04-K                4.73(a)   07/25/34     642,920       616,801
Wells Fargo Mortgage Backed Securities 04-K                4.73(a)   07/25/34     292,132       278,438
Wells Fargo Mortgage Backed Securities 05-AR10             4.11(a)   06/25/35      26,739        26,637
Wells Fargo Mortgage Backed Securities 05-AR15             5.12(a)   09/25/35     918,923       899,000
                                                                                            -----------
   Total Mortgage Backed Securities (Cost $36,791,323)                                       36,036,615
                                                                                            -----------

SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2006
(UNAUDITED)

                                                    Interest   Maturity     Face
                                                      Rate       Date      Amount      Value
                                                    --------   --------  ---------   ----------
MUNICIPAL BONDS  (3.3% of portfolio)
Chicago Illinois Public Building Commission          7.13%     01/01/10  $  250,000   $  266,135
Collier County Florida Water & Sewer                 2.25      07/01/06     625,000      620,725
Energy Acquisition Corp. II Ohio                     4.49      02/15/08   1,125,000    1,109,768
Fiscal Year 2005 Securitization Corp. New York       3.51      10/01/12   1,390,000    1,375,892
Harrisburg PA Authority                              3.09(a)   11/01/22   2,250,000    2,229,862
Santa Maria CA Water & Wastewater Authority          0.00(c)   08/01/06     240,000      236,030
St Charles County Missouri Public Arena Authority    7.02      09/15/18     610,000      641,415
                                                                                      ----------
   Total Municipal Bonds (Cost $6,538,487)                                             6,479,827
                                                                                      ----------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (23.8% of portfolio)
Federal Agriculture Mortgage Corp.                   7.89      11/27/06     110,000      111,899
Federal Farm Credit Bank                             1.83      04/07/06   1,930,000    1,929,319
Federal Farm Credit Bank                             2.20      07/10/06   1,200,000    1,190,971
Federal Farm Credit Bank                             2.63      08/11/06   1,450,000    1,437,785
Federal Farm Credit Bank                             2.35      08/18/06   1,200,000    1,188,140
Federal Farm Credit Bank                             2.20      10/03/06   1,200,000    1,182,809
Federal Farm Credit Bank                             2.30      12/11/06     800,000      784,782
Federal Farm Credit Bank                             3.24      03/17/08     250,000      241,516
Federal Farm Credit Bank                             3.84      09/24/08     200,000      194,357
Federal Farm Credit Bank                             3.92      10/27/08     700,000      680,727
Federal Home Loan Bank                               2.10      04/24/06     700,000      698,804
Federal Home Loan Bank                               2.11      06/30/06     360,000      357,501
Federal Home Loan Bank                               2.27      07/28/06   1,350,000    1,338,274
Federal Home Loan Bank                               3.00      10/20/06     750,000      741,443
Federal Home Loan Bank                               2.31      12/22/06     135,000      132,318
Federal Home Loan Bank                               3.80      11/13/07   1,250,000    1,225,000
Federal Home Loan Bank                               3.65      12/03/07     750,000      732,806
Federal Home Loan Bank                               2.50(d)   12/26/07     750,000      729,311
Federal Home Loan Bank                               3.50      05/19/08     775,000      750,728
Federal Home Loan Bank                               2.88      06/30/08     250,000      238,538
Federal Home Loan Bank                               4.10      11/05/08   1,250,000    1,219,970
Federal Home Loan Bank                               3.83      11/28/08   1,350,000    1,308,114
Federal Home Loan Bank                               4.30      06/10/13     100,000       93,902
Federal Home Loan Bank                               4.54      07/23/13     100,000       94,901
Federal Home Loan Mortgage Corp. (e)                 2.75      05/05/06     850,000      848,273
Federal Home Loan Mortgage Corp. (e)                 2.63      11/28/06   1,100,000    1,082,397
Federal Home Loan Mortgage Corp. (e)                 2.25      12/26/06   1,250,000    1,224,345
Federal Home Loan Mortgage Corp. (e)                 3.00      04/30/07   1,375,000    1,344,626
Federal Home Loan Mortgage Corp. (e)                 4.50      05/17/07     175,000      173,798
Federal Home Loan Mortgage Corp. (e)                 3.75      01/28/08   1,900,000    1,855,981
Federal Home Loan Mortgage Corp. (e)                 3.75(d)   02/15/09     115,000      112,360
Federal Home Loan Mortgage Corp. (e)                 4.05(d)   12/15/09     250,000      248,066
Federal Home Loan Mortgage Corp. (e)                 4.00      02/15/10     340,000      326,096
Federal Home Loan Mortgage Corp. (e)                 4.00      10/15/11     100,000       94,164
Federal Home Loan Mortgage Corp. (e)                 4.40      06/19/13     100,000       94,547
Federal Home Loan Mortgage Corp. (e)                 4.25      07/23/13     170,000      159,303
Federal National Mortgage Assn. (e)                  2.00      06/09/06     400,000      397,804
Federal National Mortgage Assn. (e)                  2.15      07/28/06     900,000      891,908
Federal National Mortgage Assn. (e)                  2.76      07/28/06     250,000      248,210
Federal National Mortgage Assn. (e)                  2.80      11/13/06   1,200,000    1,183,273
Federal National Mortgage Assn. (e)                  3.50      03/29/07     100,000       98,438
Federal National Mortgage Assn. (e)                  2.60      03/30/07   1,950,000    1,900,610
Federal National Mortgage Assn. (e)                  4.18      08/27/09     250,000      242,106
Federal National Mortgage Assn. (e)                  4.13      09/02/09     250,000      241,685
Federal National Mortgage Assn. (e)                  4.00(d)   11/24/09     265,000      259,321

SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2006
(UNAUDITED)

                                                    Interest   Maturity      Face
                                                      Rate       Date       Amount        Value
                                                    --------   --------   ---------   ------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - CONTINUED
Federal National Mortgage Assn. (e)                 3.63%(d)   12/28/09   $ 100,000   $     98,083
Federal National Mortgage Assn. (e)                 4.50       01/21/10     150,000        146,158
Federal National Mortgage Assn. (e)                 4.38(d)    03/22/10     250,000        245,908
Federal National Mortgage Assn. (e)                 4.00       08/13/10     104,000         99,135
Federal National Mortgage Assn. (e)                 4.00       10/01/12     152,000        141,415
Federal National Mortgage Assn. (e)                 4.85       05/21/13     100,000         96,335
Federal National Mortgage Assn. (e)                 4.30       06/17/13     100,000         93,928
Federal National Mortgage Assn. (e)                 4.35       07/02/13     100,000         94,136
Federal National Mortgage Assn. (e)                 4.00       07/09/13     100,000         92,352
Federal National Mortgage Assn. (e)                 4.20(d)    12/26/13     400,000        396,482
Government Trust Certificate (Sri Lanka Trust)      5.27(a)    06/15/12     325,000        324,993
Overseas Private Investment Corp.                   0.00(f)    05/27/08     500,000        527,600
Overseas Private Investment Corp.                   0.00(f)    12/16/06   1,307,914      1,351,311
Overseas Private Investment Corp.                   4.10       11/15/14     825,440        781,708
Private Export Funding Corp.                        5.53       04/30/06     175,000        175,055
Tennessee Valley Authority                          3.30       01/15/08     375,000        363,148
Tennessee Valley Authority                          2.45       05/15/08     650,000        615,271
U.S. Department of Housing & Urban Div              7.50       08/01/11     180,000        192,272
U.S. Treasury Note                                  2.63       11/15/06   2,775,000      2,737,060
U.S. Treasury Note                                  3.00       11/15/07   1,150,000      1,117,027
U.S. Treasury Note                                  3.75       05/15/08     550,000        538,184
U.S. Treasury Note                                  2.63       05/15/08   3,000,000      2,868,282
U.S. Treasury Note                                  4.38       11/15/08     550,000        543,727
U.S. Treasury Note                                  4.50       02/15/09   1,400,000      1,387,859
                                                                                      ------------
   Total U.S. Government and Agency Obligations
      (Cost $47,470,865)                                                                46,658,655
                                                                                      ------------

COMMERCIAL PAPER  (0.2% of portfolio)
HSBC Finance Corp.                                  4.83       04/03/06      485,000       484,870
                                                                                      ------------
   Total Commercial Paper (Cost $484,870)                                                  484,870
                                                                                      ------------

MONEY MARKET ACCOUNTS  (less than 0.1% of portfolio)
SSgA Money Market Fund                              4.26(g)    12/30/06       1,171          1,171
SSgA Prime Money Market Fund                        4.54(g)    12/30/06           1              1
                                                                                      ------------
   Total Money Market Accounts  (Cost $1,172)                                                1,172
                                                                                      ------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $199,419,655) - 100%                                                         $196,163,504
                                                                                      ------------

----------
(a)  Variable coupon rate as of March 31, 2006.

(b) 144A security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total of such securities at period-end amounts to $15,990,197 and represents 8.2% of net assets.

(c)  Zero coupon security, purchased at a discount.

(d) Step coupon security, the current rate may be adjusted updwards before maturity date.

(e) The issuer is a publicly traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

(f)  Zero coupon security, security accretes to a premium price at maturity.

(g)  7-day yield at March 31, 2006.

  For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

STOCK INDEX FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006
(UNAUDITED)

                                                            COST         VALUE
                                                        -----------   -----------
Investment in State Street Equity 500 Index Portfolio   $51,344,834   $49,702,069

Substantially all the assets of the Stock Index Fund are invested in the Equity 500 Index Portfolio managed by SSgA. As of March 31, 2006 the Stock Index Fund's ownership interest in the State Street Equity 500 Index Portfolio was 1.96%.

  For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

VALUE FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006
(UNAUDITED)

                                                            Shares      Value
                                                           -------   -----------
COMMON STOCKS (92.1% of portfolio)
CONSUMER DISCRETIONARY - 2.1%
Restaurants
   Wendy's International, Inc.                             171,200   $10,624,672
                                                                     -----------
      Total Consumer Discretionary                                    10,624,672
                                                                     -----------

CONSUMER STAPLES - 3.6%
Food Products
   Dean Foods Co. (a)                                      302,300    11,738,309
   J.M. Smucker Co.                                        148,853     5,909,464
                                                                     -----------
      Total Consumer Staples                                          17,647,773
                                                                     -----------

ENERGY - 13.8%
Energy Equipment & Services
   Baker Hughes, Inc.                                      127,000     8,686,800
Oil & Gas
   BP PLC ADR                                              172,352    11,881,947
   Chevron Corp.                                           234,000    13,564,980
   ConocoPhillips                                          226,000    14,271,900
   Marathon Oil Corp.                                      264,000    20,108,880
                                                                     -----------
      Total Energy                                                    68,514,507
                                                                     -----------

FINANCIALS - 25.7%
Commercial Banks
   Bank of America Corp.                                   340,200    15,492,708
   Commerce Bancshares, Inc.                                22,370     1,155,858
   Fifth Third Bancorp                                     278,000    10,942,080
Diversified Financial Services
   CIT Group Inc.                                          241,000    12,898,320
   Citigroup, Inc.                                         340,100    16,062,923
   Genworth Financial, Inc.                                414,000    13,840,020
   JPMorgan Chase & Co.                                    402,600    16,764,264
Thrifts & Mortgage Finance
   Washington Mutual, Inc.                                 132,552     5,649,366
Insurance
   Allstate Corp.                                          140,000     7,295,400
   Chubb Corp.                                             111,000    10,593,840
   Principal Financial Group                               142,800     6,968,640
   UnumProvident Corp.                                     496,900    10,176,512
                                                                     -----------
      Total Financials                                               127,839,931
                                                                     -----------

HEALTHCARE - 14.7%
Healthcare Providers & Services
   HCA Corp.                                               260,000    11,905,400
Pharmaceuticals
   Abbott Laboratories                                     399,000    16,945,530
   Bristol-Myers Squibb Co.                                704,700    17,342,667
   GlaxoSmithKline plc                                     159,160     8,325,660
   Hospira Inc. (a)                                         80,400     3,172,584
   Schering-Plough Corp.                                   810,000    15,381,900
                                                                     -----------
      Total Healthcare                                                73,073,741
                                                                     -----------

VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2006
(UNAUDITED)

                                                         Shares/
                                                       Face Amount      Value
                                                       -----------   -----------
COMMON STOCKS - CONTINUED
INDUSTRIALS - 21.0%
Airlines
   Southwest Airlines Co.                                  740,000   $13,312,600
Commercial Services & Supplies
   Avery Dennison Corp.                                    162,600     9,508,848
   R.R. Donnelley & Sons Co.                               121,700     3,982,024
Industrial Conglomerates
   Honeywell International Inc.                            145,000     6,201,650
   Parker Hannifin Corp.                                   210,975    17,006,695
   Tyco International Ltd.                                 508,400    13,665,792
Machinery
   Flowserve Corp. (a)                                     390,000    22,752,600
Distributers
   Applied Industrial Technologies, Inc.                    87,000     3,880,200
   Genuine Parts Co.                                       315,400    13,823,982
                                                                     -----------
        Total Industrials                                            104,134,391
                                                                     -----------

INFORMATION TECHNOLOGY - 2.8%
Computers & Peripherals
   Hewlett-Packard Co.                                     254,000     8,356,600
Office Electronics
   IKON Office Solutions, Inc.                             383,570     5,465,872
                                                                     -----------
      Total Information Technology                                    13,822,472
                                                                     -----------

MATERIALS - 4.2%
Containers & Packaging
   Bemis Co., Inc.                                         433,600    13,693,088
   Pactiv Corp. (a)                                        301,200     7,391,448
                                                                     -----------
      Total Materials                                                 21,084,536
                                                                     -----------

UTILITIES - 4.2%
Gas Utilities
   El Paso Corp.                                           701,664     8,455,051
Multi-Utilities
   Questar Corp.                                           175,500    12,293,775
                                                                     -----------
      Total Utilities                                                 20,748,826
                                                                     -----------
      Total Common Stocks (Cost $257,975,784)                        457,490,849
                                                                     -----------

COMMERCIAL PAPER (7.9% of portfolio)
American Express Credit Corp., 4.77%, due 04/05/06     $20,000,000    19,989,400
HSBC Finance Corp., 4.83%, due 04/03/06                 19,275,000    19,269,828
                                                                     -----------
      Total Commercial Paper (Cost $39,259,228)                       39,259,228
                                                                     -----------

VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2006
(UNAUDITED)

                                                           Shares       Value
                                                          -------   ------------
MONEY MARKET ACCOUNTS (less than 0.1% of portfolio)
SSgA Money Market Fund, 4.26% (b)                           8,721   $      8,721
SSgA Prime Money Market Fund, 4.54% (b)                         1              1
                                                                    ------------
      Total Money Market Accounts (Cost $8,722)                            8,722
                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $297,243,734) - 100%                                       $496,758,799
                                                                    ============

----------
(a)  Non-income producing.

(b)  7-day yield at March 31, 2006.

ADR  - American Depository Receipt

  For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

SMALL-COMPANY STOCK FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006
(UNAUDITED)

                                                             Shares      Value
                                                            -------   ----------
COMMON STOCKS  (93.8% of portfolio)
CONSUMER DISCRETIONARY -  17.9%
Auto Components
   Cooper Tire & Rubber Co.                                  80,700   $1,157,238
Restaurants
   CBRL Group, Inc.                                          34,100    1,497,331
   O'Charley's Inc. (a)                                      89,300    1,648,478
Household Durables
   La-Z-Boy Inc.                                            119,000    2,023,000
Specialty Retail
   Claire's Stores, Inc.                                     67,000    2,432,770
   Hancock Fabrics, Inc.                                    300,500    1,093,820
                                                                      ----------
      Total Consumer Discretionary                                     9,852,637
                                                                      ----------

CONSUMER STAPLES - 3.0%
Food Products
   J.M. Smucker Co.                                          15,868      629,960
   Reddy Ice Holdings, Inc.                                   3,000       66,630
Personal Products
   Alberto-Culver Co. (Class A)                              21,000      928,830
                                                                      ----------
      Total Consumer Staples                                           1,625,420
                                                                      ----------

ENERGY - 7.8%
Energy Equipment & Services
   Helmerich & Payne, Inc.                                   37,500    2,618,250
Oil & Gas
   Cimarex Energy Co. (a)                                    39,400    1,704,444
                                                                      ----------
      Total Energy                                                     4,322,694
                                                                      ----------

FINANCIALS - 19.8%
Commercial Banks
   Astoria Financial Corp.                                   30,000      928,800
   Carolina National Corp. (a)                               52,000      928,200
   Citizens Banking Corp.                                    64,700    1,737,195
   City Bank (Lynnwood WA)                                   29,800    1,386,892
   James Monroe Bancorp, Inc. (a)                            13,125      302,794
   National Bankshares, Inc. (Virginia)                      36,700    1,836,835
   Southcoast Financial Corp. (a)                            30,000      765,000
   Valley National Bancorp                                   59,399    1,521,802
Diversified Finanial Services
   Asset Acceptance Capital Corp. (a)                        77,500    1,508,925
                                                                      ----------
      Total Financials                                                10,916,443
                                                                      ----------

HEALTHCARE - 2.3%
Healthcare Providers & Services
   Triad Hospitals, Inc. (a)                                 29,600    1,240,240
                                                                      ----------
        Total Healthcare                                               1,240,240
                                                                      ----------

INDUSTRIALS - 24.0%
Aerospace & Defense
   Triumph Group, Inc. (a)                                   23,900    1,057,814
Industrial Conglomerates
   Carlisle Companies, Inc.                                  19,000    1,554,200
   CLARCOR Inc.                                              16,200      576,720
   Standex International Corp.                               19,500      617,370
Machinery
   Flowserve Corp. (a)                                       58,500    3,412,890
   Manitowoc Co., Inc.                                       31,000    2,825,650
   Regal-Beloit Corp.                                        43,500    1,838,745

SMALL-COMPANY STOCK FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2006
(UNAUDITED)

                                                         Shares/
                                                       Face Amount      Value
                                                       -----------   -----------
COMMON STOCKS - CONTINUED
Distributers
   Applied Industrial Technologies, Inc.                    30,300   $ 1,351,380
                                                                     -----------
      Total Industrials                                               13,234,769
                                                                     -----------

INFORMATION TECHNOLOGY - 12.8%
Communications Equipment
   Belden CDT, Inc.                                         68,750     1,872,063
Computers & Peripherals
   Western Digital Corp. (a)                               100,000     1,943,000
Electronic Equipment & Instruments
   Vishay Intertechnology, Inc. (a)                        125,000     1,780,000
Office Electronics
   IKON Office Solutions, Inc.                             103,500     1,474,875
                                                                     -----------
        Total Information Technology                                   7,069,938
                                                                     -----------

MATERIALS - 2.6%
Chemicals
   Westlake Chemical Corp.                                  20,000       691,000
Containers & Packaging
   Pactiv Corp. (a)                                         30,000       736,200
                                                                     -----------
      Total Materials                                                  1,427,200
                                                                     -----------

UTILITIES - 3.6%
Multi-Utilities
   Questar Corp.                                            28,300     1,982,415
                                                                     -----------
      Total Utilities                                                  1,982,415
                                                                     -----------
      Total Common Stocks (Cost $31,548,588)                          51,671,756
                                                                     -----------

COMMERCIAL PAPER (6.2% of portfolio)

American Express Credit Corp., 4.77%, due 04/05/06     $ 1,000,000       999,470

HSBC Finance Corp., 4.83%, due 04/03/06                  2,421,000     2,420,350
                                                                     -----------
      Total Commercial Paper (Cost $3,419,820)                         3,419,820
                                                                     -----------
MONEY MARKET ACCOUNTS (less than 0.1% of portfolio)
SSgA Money Market Fund, 4.26% (b)                            1,679         1,679
SSgA Prime Money Market Fund, 4.54% (b)                          1             1
                                                                     -----------
      Total Money Market Accounts (Cost $1,680)                            1,680
                                                                     -----------

TOTAL INVESTMENTS IN SECURITIES
   (COST $34,970,088) - 100%                                         $55,093,256
                                                                     ===========

----------
(a)  Non-income producing.

(b)  7-day yield at March 31, 2006.

  For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

INTERNATIONAL STOCK INDEX FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006
(UNAUDITED)

                                                           Shares       Value
                                                         ---------   -----------
REGULATED INVESTMENT COMPANY (98.5% of portfolio)
Vanguard Developed Markets Index Fund                    1,463,526   $16,332,953
                                                                     -----------
      Total Regulated Investment Company
         (Cost $14,351,356)                                           16,332,953
                                                                     -----------
MONEY MARKET ACCOUNT (1.5% of portfolio)
SSgA Money Market Fund, 3.94% (a)                          250,000       250,000
                                                                     -----------
      Total Money Market Account (Cost $250,000)                         250,000
                                                                     -----------
TOTAL INVESTMENTS IN SECURITIES
   (COST $14,601,356) - 100%                                         $16,582,953
                                                                     ===========

----------
(a)  7-day yield at March 31, 2006.

On March 31, 2006, substantially all of the assets of the International Stock Index Fund were invested in shares of the Vanguard Developed Markets Index Fund , a regulated investment company. More information about the Vanguard Developed Markets Index Fund is available in its annual report which may be obtained from the U.S. Securities and Exchange Commission's website (www.sec.gov) through the Filings and Forms (EDGAR) section.

  For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

NASDAQ-100 INDEX TRACKING STOCK(SM) FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006
(UNAUDITED)

                                                             Shares      Value
                                                            -------   ----------
EXCHANGE TRADED FUND  (99.2% of portfolio)
Nasdaq-100 Index Tracking Stock(SM)                         174,600   $7,322,724
                                                                      ----------
      Total Exchange Traded Fund (Cost $6,584,635)                     7,322,724
                                                                      ----------
MONEY MARKET ACCOUNT (0.8% of portfolio)
SSgA Money Market Fund, 4.26%  (a)                           59,763       59,763
                                                                      ----------
      Total Money Market Account (Cost $59,763)                           59,763
                                                                      ----------
TOTAL INVESTMENTS IN SECURITIES
   (COST $6,644,398) - 100%                                           $7,382,487
                                                                      ==========

----------
(a)  7-day yield at March 31, 2006.

On March 31, 2006, substantially all of the assets of the NASDAQ-100 Index Tracking Stock(SM) Fund were invested in shares of the NASDAQ-100 Index Tracking Stock(SM), issued by the NASDAQ-100 Trust, a unit investment trust established to accumulate and hold a portfolio of the equity securities that comprise the NASDAQ-100 Index. More information about the NASDAQ-100 Index Tracking Stock(SM) is available in its annual report which may be obtained from the U.S. Securities and Exchange Commission's website (www.sec.gov) through the Filings and Forms (EDGAR) section.

  For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -
MARCH 31, 2006 (UNAUDITED)

                                                                         MARKET
                                                                          VALUE
                                                               SHARES     (000)
                                                              -------   --------
COMMON STOCKS -- 97.3%
CONSUMER DISCRETIONARY -- 10.3%
Amazon.Com, Inc. (a)                                           65,300   $  2,384
Apollo Group, Inc. (a)                                         29,475      1,548
AutoNation, Inc. (a)                                           38,400        828
AutoZone, Inc. (a)                                             11,887      1,185
Bed Bath & Beyond, Inc. (a)                                    59,014      2,266
Best Buy Co., Inc.                                             85,381      4,775
Big Lots, Inc. (a)                                             24,438        341
Black & Decker Corp.                                           16,433      1,428
Brunswick Corp.                                                19,929        774
Carnival Corp.                                                 89,919      4,259
CBS Corp.                                                     161,898      3,882
Centex Corp.                                                   25,776      1,598
Circuit City Stores, Inc.                                      32,539        797
Clear Channel Communications, Inc.                            108,765      3,155
Coach, Inc. (a)                                                80,700      2,791
Comcast Corp. (a)                                             448,167     11,724
Cooper Tire & Rubber Co.                                       12,537        180
D.R. Horton, Inc.                                              56,700      1,884
Darden Restaurants, Inc.                                       27,410      1,125
Dillard's, Inc. Class A                                        13,653        356
Dollar General Corp.                                           63,615      1,124
Dow Jones & Co., Inc.                                          12,526        492
Eastman Kodak Co.                                              60,837      1,730
eBay, Inc. (a)                                                241,720      9,442
EW Scripps Co.                                                 18,000        805
Family Dollar Stores, Inc.                                     30,868        821
Federated Department Stores, Inc.                              56,690      4,138
Ford Motor Co.                                                388,655      3,094
Fortune Brands, Inc.                                           30,966      2,497
Gannett Co., Inc.                                              49,938      2,992
Gap, Inc.                                                     120,630      2,253
General Motors Corp.                                          116,473      2,477
Genuine Parts Co.                                              36,593      1,604
Goodyear Tire & Rubber Co. (a)                                 37,942        549
H&R Block, Inc.                                                69,420      1,503
Harley-Davidson, Inc.                                          57,438      2,980
Harman International Industries, Inc.                          13,900      1,545
Harrah's Entertainment, Inc.                                   38,433      2,996
Hasbro, Inc.                                                   36,787        776
Hilton Hotels Corp.                                            70,043      1,783
Home Depot, Inc.                                              445,157     18,830
International Game Technology                                  70,352      2,478
Interpublic Group of Cos., Inc. (a)                            88,477        846
JC Penney & Co., Inc.                                          47,788      2,887
Johnson Controls, Inc.                                         40,896      3,105
Jones Apparel Group, Inc.                                      23,979        848
KB HOME                                                        16,562      1,076
Knight-Ridder, Inc.                                            14,091        891
Kohl's Corp. (a)                                               72,610      3,849
Leggett & Platt, Inc.                                          38,254   $    932
Lennar Corp. Class A                                           28,700      1,733
Limited Brands                                                 72,969      1,785
Liz Claiborne, Inc.                                            22,041        903
Lowe's Cos., Inc.                                             163,823     10,557
Marriot International, Inc. Class A                            33,839      2,321
Mattel, Inc.                                                   81,445      1,477
Maytag Corp.                                                   17,529        374
McDonald's Corp.                                              262,553      9,021
McGraw-Hill, Inc.                                              76,926      4,433
Meredith Corp.                                                  8,947        499
New York Times Co. Class A                                     30,745        778
Newell Rubbermaid, Inc.                                        57,721      1,454
News Corp. Class A                                            503,100      8,357
NIKE, Inc. Class B                                             40,013      3,405
Nordstrom, Inc.                                                45,876      1,797
Office Depot, Inc. (a)                                         61,970      2,308
OfficeMax, Inc.                                                14,319        432
Omnicom Group, Inc.                                            37,517      3,123
Pulte Homes, Inc.                                              44,872      1,724
Radioshack Corp.                                               28,653        551
Sears Holdings Corp. (a)                                       20,552      2,718
Sherwin-Williams Co.                                           22,670      1,121
Snap-On, Inc.                                                  12,548        478
Stanley Works                                                  15,532        787
Staples, Inc.                                                 154,025      3,931
Starbucks Corp. (a)                                           159,752      6,013
Starwood Hotels & Resorts Worldwide, Inc.
   Class B                                                     45,212      3,062
Target Corp.                                                  183,457      9,542
Tiffany & Co.                                                  30,068      1,129
Time Warner, Inc.                                             944,147     15,852
TJX Cos., Inc.                                                 96,813      2,403
Tribune Co.                                                    54,955      1,507
Univision Communications, Inc. Class A (a)                     46,818      1,614
V.F. Corp.                                                     18,488      1,052
Viacom, Inc. (a)                                              162,298      6,297
Walt Disney Co.                                               403,573     11,256
Wendy's International, Inc.                                    23,967      1,487
Whirlpool Corp.                                                14,166      1,296
Yum! Brands, Inc.                                              57,822      2,825
                                                                        --------
                                                                         260,025
                                                                        --------
CONSUMER STAPLES -- 9.0%
Alberto Culver Co. Class B                                     16,058        710
Albertson's, Inc.                                              78,113      2,005
Altria Group, Inc.                                            437,364     30,992
Anheuser-Busch Cos., Inc.                                     161,567      6,910
Archer-Daniels-Midland Co.                                    136,767      4,602
Avon Products, Inc.                                            94,448      2,944
Brown-Forman Corp. Class B                                     17,682      1,361
Campbell Soup Co.                                              39,583      1,283
Clorox Co.                                                     31,310      1,874
Coca-Cola Co.                                                 431,735     18,077

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2006 (UNAUDITED)

                                                                         MARKET
                                                                          VALUE
                                                               SHARES     (000)
                                                              -------   --------
CONSUMER STAPLES -- (CONTINUED)
Coca-Cola Enterprises, Inc.                                    64,300   $  1,308
Colgate-Palmolive Co.                                         108,035      6,169
ConAgra Foods, Inc.                                           109,746      2,355
Constellation Brands, Inc. Class A (a)                         40,600      1,017
Costco Wholesale Corp.                                         99,551      5,392
CVS Corp.                                                     171,584      5,125
Dean Foods Co. (a)                                             28,400      1,103
Estee Lauder Cos, Inc.                                         22,600        841
General Mills, Inc.                                            74,364      3,769
H.J. Heinz Co.                                                 70,320      2,667
Hershey Foods Corp.                                            38,008      1,985
Kellogg Co.                                                    52,729      2,322
Kimberly-Clark Corp.                                           96,564      5,581
Kroger Co.                                                    152,022      3,095
McCormick & Co., Inc.                                          28,600        968
Molson Coors Brewing Co., Class B                              12,244        840
Pepsi Bottling Group, Inc.                                     28,353        862
PepsiCo, Inc.                                                 347,010     20,054
Procter & Gamble Co.                                          689,257     39,715
Reynolds American, Inc.                                        18,240      1,924
Safeway, Inc.                                                  95,193      2,391
Sara Lee Corp.                                                158,717      2,838
SuperValu, Inc.                                                29,060        896
Sysco Corp.                                                   130,681      4,188
Tyson Foods, Inc., Class A                                     53,800        739
UST Corp.                                                      34,647      1,441
Wal-Mart Stores, Inc.                                         523,528     24,731
Walgreen Co.                                                  211,110      9,105
Whole Foods Market, Inc.                                       29,000      1,927
Wrigley Wm., Jr. Co.                                           37,416      2,395
                                                                        --------
                                                                         228,501
                                                                        --------
ENERGY -- 9.4%
Amerada Hess Corp.                                             17,002      2,421
Anadarko Petroleum Corp.                                       48,454      4,894
Apache Corp.                                                   69,030      4,522
Baker Hughes, Inc.                                             71,880      4,917
BJ Services Co.                                                68,410      2,367
Burlington Resources, Inc.                                     78,756      7,238
Chesapeake Energy Corp.                                        76,400      2,400
ChevronTexaco Corp.                                           466,488     27,042
ConocoPhillips                                                288,882     18,243
Devon Energy Corp.                                             92,622      5,666
El Paso Corp.                                                 140,994      1,699
EOG Resources, Inc.                                            51,068      3,677
ExxonMobil Corp.                                            1,279,702     77,883
Halliburton Co.                                               107,986      7,885
Kerr-McGee Corp.                                               23,821      2,274
Kinder Morgan, Inc.                                            22,338      2,055
Marathon Oil Corp.                                             77,257      5,885
Murphy Oil Corp.                                               34,900      1,739
Nabors Industries, Ltd. (a)                                    33,015      2,363
National Oilwell Varco, Inc. (a)                               36,200      2,321
Noble Corp.                                                    29,023   $  2,354
Occidental Petroleum Corp.                                     89,723      8,313
Rowan Cos., Inc.                                               23,239      1,022
Schlumberger, Ltd.                                            123,807     15,670
Sunoco, Inc.                                                   27,956      2,169
Transocean, Inc. (a)                                           68,295      5,484
Valero Energy Corp.                                           129,800      7,759
Weatherford International Ltd. (a)                             72,700      3,326
Williams Cos., Inc.                                           121,537      2,600
XTO Energy, Inc.                                               76,800      3,346
                                                                        --------
                                                                         239,534
                                                                        --------
FINANCIALS -- 20.4%
ACE, Ltd.                                                      67,255      3,498
AFLAC, Inc.                                                   104,416      4,712
Allstate Corp.                                                135,107      7,040
Ambac Financial Group, Inc.                                    22,047      1,755
American Express Co.                                          259,373     13,630
American International Group, Inc.                            543,983     35,952
Ameriprise Financial, Inc.                                     51,694      2,329
AmSouth Bancorp                                                72,519      1,962
AON Corp.                                                      67,623      2,807
Apartment Investment & Management Co.
   Class A                                                     20,500        961
Archstone-Smith Trust                                          43,400      2,117
Bank of America Corp.                                         973,428     44,330
Bank of New York Co., Inc.                                    162,379      5,852
BB&T Corp.                                                    112,218      4,399
Bear Stearns Cos., Inc.                                        25,099      3,481
Boston Properties, Inc.                                        14,900      1,388
Capital One Financial Corp.                                    63,115      5,082
Charles Schwab Corp.                                          217,193      3,738
Chubb Corp.                                                    41,839      3,993
Cincinnati Financial Corp.                                     36,505      1,536
CIT Group, Inc.                                                42,000      2,248
Citigroup, Inc.                                             1,046,071     49,406
Comerica, Inc.                                                 34,432      1,996
Compass Bancshares, Inc.                                       26,100      1,321
Countrywide Financial Corp.                                   125,486      4,605
E*Trade Financial Corp. (a)                                    86,300      2,328
Equity Office Properties Trust                                 85,441      2,869
Equity Residential                                             60,907      2,850
Fannie Mae                                                    202,029     10,384
Federal Home Loan Mortgage Corp.                              145,246      8,860
Federated Investors, Inc. Class B                              18,100        707
Fifth Third Bancorp                                           116,300      4,578
First Horizon National Corp.                                   26,117      1,088
Franklin Resources, Inc.                                       32,144      3,029
Genworth Financial, Inc.                                       79,000      2,641
Golden West Financial Corp.                                    53,622      3,641
Goldman Sachs Group, Inc.                                      91,400     14,346

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2006 (UNAUDITED)

                                                                         MARKET
                                                                          VALUE
                                                              SHARES      (000)
                                                            ---------   --------
FINANCIALS -- (CONTINUED)
Hartford Financial Services Group, Inc.                        63,588   $  5,122
Huntington Bancshares, Inc.                                    49,154      1,186
J.P. Morgan Chase & Co.                                       730,419     30,415
Janus Capital Group, Inc.                                      44,919      1,041
Jefferson-Pilot Corp.                                          28,460      1,592
KeyCorp                                                        85,209      3,136
Kimco Realty Corp.                                             41,700      1,695
Lehman Brothers Holdings, Inc.                                 56,718      8,197
Lincoln National Corp.                                         36,431      1,989
Loews Corp.                                                    28,314      2,865
M & T Bank Corp.                                               16,700      1,906
Marsh & McLennan Cos., Inc.                                   113,736      3,339
Marshall & Ilsley Corp.                                        43,992      1,917
MBIA, Inc.                                                     28,458      1,711
Mellon Financial Corp.                                         87,423      3,112
Merrill Lynch & Co., Inc.                                     192,027     15,124
MetLife, Inc.                                                 159,107      7,696
MGIC Investment Corp.                                          18,362      1,223
Moody's Corp.                                                  51,030      3,647
Morgan Stanley                                                225,243     14,150
National City Corp.                                           115,391      4,027
North Fork Bancorp, Inc.                                       99,335      2,864
Northern Trust Corp.                                           38,840      2,039
Plum Creek Timber Co., Inc.                                    38,580      1,425
PNC Financial Services Group, Inc.                             61,247      4,123
Principal Financial Group, Inc.                                57,750      2,818
Progressive Corp.                                              41,347      4,311
ProLogis                                                       51,200      2,739
Prudential Financial, Inc.                                    103,700      7,861
Public Storage, Inc.                                           17,700      1,438
Regions Financial Corp.                                        95,809      3,370
SAFECO Corp.                                                   25,864      1,299
Simon Property Group, Inc.                                     38,363      3,228
SLM Corp.                                                      87,542      4,547
Sovereign Bancorp, Inc.                                        74,100      1,624
St. Paul Travelers Cos., Inc.                                 146,025      6,102
State Street Corp. (b)                                         69,025      4,171
SunTrust Banks, Inc.                                           77,972      5,673
Synovus Financial Corp.                                        64,704      1,753
T. Rowe Price Group, Inc.                                      27,790      2,173
Torchmark Corp.                                                22,276      1,272
U.S. Bancorp                                                  377,361     11,510
UnumProvident Corp.                                            62,935      1,289
Vornado Realty Trust                                           24,200      2,323
Wachovia Corp.                                                340,086     19,062
Washington Mutual, Inc.                                       207,813      8,857
Wells Fargo Co.                                               351,211     22,432
XL Capital, Ltd. Class A                                       36,732      2,355
Zions Bancorp                                                  22,119      1,830
                                                                        --------
                                                                         517,037
                                                                        --------
HEALTH CARE -- 12.5%
Abbott Laboratories                                           322,467   $ 13,695
Aetna, Inc.                                                   118,828      5,839
Allergan, Inc.                                                 31,891      3,460
AmerisourceBergen Corp.                                        44,232      2,135
Amgen, Inc. (a)                                               244,875     17,815
Applera Corp. - Applied Biosystems Group                       38,367      1,041
Barr Pharmaceuticals, Inc. (a)                                 20,700      1,304
Bausch & Lomb, Inc.                                            11,325        721
Baxter International, Inc.                                    136,426      5,295
Becton, Dickinson & Co.                                        51,829      3,192
Biogen Idec, Inc. (a)                                          70,973      3,343
Biomet, Inc.                                                   51,841      1,841
Boston Scientific Corp. (a)                                   124,196      2,863
Bristol-Myers Squibb Co.                                      408,017     10,041
C.R. Bard, Inc.                                                22,094      1,498
Cardinal Health, Inc.                                          88,466      6,593
Caremark Rx, Inc.                                              94,308      4,638
Chiron Corp. (a)                                               23,344      1,069
CIGNA Corp.                                                    25,489      3,329
Coventry Health Care, Inc. (a)                                 33,600      1,814
Eli Lilly & Co.                                               237,397     13,128
Express Scripts, Inc. (a)                                      30,600      2,690
Fisher Scientific International, Inc. (a)                      25,900      1,763
Forest Laboratories, Inc. (a)                                  68,306      3,049
Genzyme Corp. (a)                                              54,105      3,637
Gilead Sciences, Inc. (a)                                      97,300      6,054
Guidant Corp.                                                  71,264      5,563
HCA, Inc.                                                      85,459      3,913
Health Management Associates, Inc. Class A                     50,398      1,087
Hospira, Inc. (a)                                              33,936      1,339
Humana, Inc. (a)                                               34,425      1,812
IMS Health, Inc.                                               41,881      1,079
Johnson & Johnson                                             623,646     36,932
King Pharmaceuticals, Inc. (a)                                 52,332        903
Laboratory Corp. of America Holdings (a)                       26,300      1,538
Manor Care, Inc.                                               16,651        738
McKesson Corp.                                                 64,731      3,374
Medco Health Solutions, Inc. (a)                               63,772      3,649
MedImmune, Inc. (a)                                            51,965      1,901
Medtronic, Inc.                                               252,702     12,825
Merck & Co., Inc.                                             458,303     16,146
Millipore Corp. (a)                                            10,728        784
Mylan Laboratories Inc.                                        46,100      1,079
Patterson Cos., Inc. (a)                                       27,600        972
Pfizer, Inc.                                                1,541,974     38,426
Quest Diagnostics Inc.                                         33,800      1,734
Schering-Plough Corp.                                         310,124      5,889
St. Jude Medical, Inc. (a)                                     76,894      3,153
Stryker Corp.                                                  60,908      2,701
Tenet Healthcare Corp. (a)                                     99,009        731

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2006 (UNAUDITED)

                                                                         MARKET
                                                                          VALUE
                                                              SHARES      (000)
                                                            ---------   --------
HEALTH CARE -- (CONTINUED)
Thermo Electron Corp. (a)                                      33,929   $  1,258
UnitedHealth Group, Inc.                                      284,268     15,879
Watson Pharmaceuticals, Inc. (a)                               22,003        632
Wellpoint, Inc. (a)                                           138,278     10,707
Wyeth                                                         281,631     13,665
Zimmer Holdings, Inc. (a)                                      51,220      3,462
                                                                        --------
                                                                         315,718
                                                                        --------
INDUSTRIALS -- 11.2%
3M Co.                                                        158,184     11,973
Allied Waste Industries, Inc. (a)                              46,467        569
American Power Conversion Corp.                                36,667        847
American Standard Cos., Inc.                                   37,321      1,600
Avery Dennison Corp.                                           23,670      1,384
Boeing Co.                                                    167,745     13,072
Burlington Northern Santa Fe Corp.                             78,150      6,512
Caterpillar, Inc.                                             140,570     10,094
Cendant Corp.                                                 211,322      3,667
Cintas Corp.                                                   29,382      1,252
Cooper Industries, Ltd.                                        19,521      1,696
CSX Corp.                                                      45,824      2,740
Cummins, Inc.                                                   9,973      1,048
Danaher Corp.                                                  49,926      3,173
Deere & Co.                                                    49,941      3,948
Dover Corp.                                                    42,713      2,074
Eaton Corp.                                                    30,878      2,253
Emerson Electric Co.                                           85,535      7,153
Equifax, Inc.                                                  27,769      1,034
FedEx Corp.                                                    63,646      7,188
Fluor Corp.                                                    18,106      1,554
General Dynamics Corp.                                         84,412      5,401
General Electric Co.                                        2,184,423     75,974
Goodrich Co.                                                   25,755      1,123
Honeywell International, Inc.                                 174,042      7,444
Illinois Tool Works, Inc.                                      43,164      4,157
Ingersoll-Rand Co. Class A                                     68,600      2,867
ITT Industries, Inc.                                           39,204      2,204
L-3 Communications Holdings, Inc.                              25,200      2,162
Lockheed Martin Corp.                                          75,371      5,663
Masco Corp.                                                    87,274      2,836
Monster Worldwide, Inc. (a)                                    25,792      1,286
Navistar International Corp. (a)                               13,180        364
Norfolk Southern Corp.                                         85,961      4,648
Northrop Grumman Corp.                                         73,478      5,018
PACCAR, Inc.                                                   35,570      2,507
Pall Corp.                                                     26,774        835
Parker-Hannifin Corp.                                          25,223      2,033
Pitney Bowes, Inc.                                             47,539      2,041
R.R. Donnelley & Sons Co.                                      45,660      1,494
Raytheon Co.                                                   94,114      4,314
Robert Half International, Inc.                                36,214   $  1,398
Rockwell Automation, Inc.                                      37,120      2,669
Rockwell Collins, Inc.                                         36,219      2,041
Ryder Systems, Inc.                                            12,780        572
Southwest Airlines Co.                                        147,740      2,658
Textron, Inc.                                                  27,575      2,575
Tyco International, Ltd.                                      422,348     11,353
Union Pacific Corp.                                            54,940      5,129
United Parcel Service, Inc. Class B                           228,900     18,170
United Technologies Corp.                                     212,714     12,331
W.W. Grainger, Inc.                                            16,109      1,214
Waste Management, Inc.                                        115,479      4,076
                                                                        --------
                                                                         283,388
                                                                        --------
INFORMATION TECHNOLOGY -- 15.2%
ADC Telecommunications, Inc. (a)                               25,018        640
Adobe Systems, Inc.                                           126,542      4,419
Advanced Micro Devices, Inc. (a)                              101,184      3,355
Affiliated Computer Services, Inc. (a)                         24,600      1,468
Agilent Technologies, Inc. (a)                                 90,197      3,387
Altera Corp. (a)                                               75,978      1,568
Analog Devices, Inc.                                           76,661      2,935
Andrew Corp. (a)                                               34,827        428
Apple Computer, Inc. (a)                                      178,492     11,195
Applied Materials, Inc.                                       332,461      5,821
Applied Micro Circuits Corp. (a)                               68,042        277
Autodesk, Inc.                                                 48,430      1,865
Automatic Data Processing, Inc.                               121,538      5,552
Avaya, Inc. (a)                                                87,415        988
BMC Software, Inc. (a)                                         44,636        967
Broadcom Corp. (a)                                             92,669      4,000
CA, Inc.                                                       96,513      2,626
CIENA Corp. (a)                                               126,088        657
Cisco Systems, Inc. (a)                                     1,288,959     27,932
Citrix Systems, Inc. (a)                                       35,753      1,355
Computer Sciences Corp. (a)                                    39,182      2,177
Compuware Corp. (a)                                            84,057        658
Comverse Technology, Inc. (a)                                  42,838      1,008
Convergys Corp. (a)                                            30,805        561
Corning, Inc. (a)                                             323,985      8,718
Dell, Inc. (a)                                                493,191     14,677
Electronic Arts, Inc. (a)                                      63,300      3,464
Electronic Data Systems Corp.                                 107,786      2,892
EMC Corp. (a)                                                 497,641      6,783
First Data Corp.                                              161,404      7,557
Fiserv, Inc. (a)                                               38,747      1,649
Freescale Semiconductor, Inc. (a)                              85,908      2,386
Gateway, Inc. (a)                                              65,065        142
Google, Inc. (a)                                               40,410     15,760

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2006 (UNAUDITED)

                                                                         MARKET
                                                                          VALUE
                                                              SHARES      (000)
                                                            ---------   --------
INFORMATION TECHNOLOGY -- (CONTINUED)
Hewlett-Packard Co.                                           592,719   $ 19,500
Intel Corp.                                                 1,232,903     23,857
International Business Machines Corp.                         328,418     27,085
Intuit, Inc. (a)                                               37,051      1,971
Jabil Circuit, Inc. (a)                                        36,613      1,569
JDS Uniphase Corp. (a)                                        352,519      1,470
KLA-Tencor Corp.                                               41,864      2,024
Lexmark International Group, Inc. Class A (a)                  22,702      1,030
Linear Technology Corp.                                        63,575      2,230
LSI Logic Corp. (a)                                            81,935        947
Lucent Technologies, Inc. (a)                                 944,472      2,881
Maxim Integrated Products, Inc.                                67,156      2,495
Micron Technology, Inc. (a)                                   129,932      1,913
Microsoft Corp.                                             1,862,404     50,676
Molex, Inc.                                                    30,910      1,026
Motorola, Inc.                                                523,798     12,000
National Semiconductor Corp.                                   70,318      1,958
NCR Corp. (a)                                                  38,184      1,596
Network Appliance, Inc. (a)                                    77,867      2,806
Novell, Inc. (a)                                               82,542        634
Novellus Systems, Inc. (a)                                     28,769        690
NVIDIA Corp. (a)                                               35,951      2,059
Oracle Corp. (a)                                              789,719     10,811
Parametric Technology Corp. New (a)                            23,296        380
Paychex, Inc.                                                  68,627      2,859
PerkinElmer, Inc.                                              27,257        640
PMC-Sierra, Inc. (a)                                           38,624        475
QLogic Corp. (a)                                               34,290        663
QUALCOMM, Inc.                                                347,078     17,566
Sabre Holdings Corp. Class A                                   28,424        669
Sanmina-SCI Corp. (a)                                         112,858        463
Solectron Corp. (a)                                           187,214        749
Sun Microsystems, Inc. (a)                                    728,188      3,736
Symantec Corp. (a)                                            218,634      3,680
Symbol Technologies, Inc.                                      52,185        552
Tektronix, Inc.                                                16,729        597
Tellabs, Inc. (a)                                              95,775      1,523
Teradyne, Inc. (a)                                             41,392        642
Texas Instruments, Inc.                                       335,403     10,890
Unisys Corp. (a)                                               72,779        501
VeriSign, Inc. (a)                                             51,300      1,231
Waters Corp. (a)                                               21,857        943
Xerox Corp. (a)                                               195,142      2,966
Xilinx, Inc.                                                   72,204      1,838
Yahoo!, Inc. (a)                                              263,280      8,493
                                                                        --------
                                                                         385,151
                                                                        --------
MATERIALS -- 3.0%
Air Products & Chemicals, Inc.                                 46,389      3,117
Alcoa, Inc.                                                   183,446      5,606
Allegheny Technologies, Inc.                                   18,029      1,103
Ashland, Inc.                                                  14,980   $  1,065
Ball Corp.                                                     21,670        950
Bemis Co., Inc.                                                23,128        730
Dow Chemical Co.                                              203,499      8,262
E.I. Du Pont de Nemours & Co.                                 191,539      8,085
Eastman Chemical Co.                                           16,862        863
Ecolab, Inc.                                                   38,226      1,460
Engelhard Corp.                                                25,130        995
Freeport-McMoRan Copper & Gold, Inc. Class B                   38,014      2,272
Hercules, Inc. (a)                                             24,698        341
International Flavors & Fragrances, Inc.                       17,504        601
International Paper Co.                                       101,356      3,504
Louisiana-Pacific Corp.                                        21,959        597
MeadWestvaco Corp.                                             39,188      1,070
Monsanto Co.                                                   56,246      4,767
Newmont Mining Corp.                                           93,742      4,864
Nucor Corp.                                                    32,104      3,364
Pactiv Corp. (a)                                               29,764        730
Phelps Dodge Corp.                                             42,410      3,415
PPG Industries, Inc.                                           35,090      2,223
Praxair, Inc.                                                  67,420      3,718
Rohm & Haas Co.                                                29,896      1,461
Sealed Air Corp.                                               17,036        986
Sigma-Aldrich Corp.                                            14,493        954
Temple-Inland, Inc.                                            23,828      1,062
Tronox, Inc. Cl B (a)                                           4,803         82
United States Steel Corp.                                      22,802      1,384
Vulcan Materials Co.                                           20,996      1,819
Weyerhaeuser Co.                                               51,224      3,710
                                                                        --------
                                                                          75,160
                                                                        --------
TELECOMMUNICATION SERVICES -- 3.2%
ALLTEL Corp.                                                   81,598      5,283
AT&T, Inc.                                                    813,053     21,985
BellSouth Corp.                                               376,728     13,054
CenturyTel, Inc.                                               27,408      1,072
Citizens Communications Co.                                    68,877        914
Qwest Communications International, Inc. (a)                  325,122      2,211
Sprint Corp. (Fon Group)                                      621,800     16,067
Verizon Communications, Inc.                                  613,411     20,893
                                                                        --------
                                                                          81,479
                                                                        --------
UTILITIES -- 3.1%
AES Corp. (a)                                                 137,914      2,353
Allegheny Energy, Inc. (a)                                     33,899      1,147
Ameren Corp.                                                   43,242      2,154
American Electric Power Co., Inc.                              82,254      2,798
CenterPoint Energy, Inc.                                       63,893        762
Cinergy Corp.                                                  42,258      1,919
CMS Energy Corp. (a)                                           46,605        604
Consolidated Edison, Inc.                                      51,022      2,219

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2006 (UNAUDITED)

                                                                        MARKET
                                                                         VALUE
                                                             SHARES     (000)
                                                            -------   ----------
UTILITIES -- (CONTINUED)
Constellation Energy Group, Inc.                             37,803   $    2,068
Dominion Resources, Inc.                                     73,187        5,052
DTE Energy Co.                                               38,046        1,525
Duke Energy Corp.                                           194,577        5,672
Dynegy Inc. Class A (a)                                      61,330          294
Edison International                                         67,162        2,766
Entergy Corp.                                                42,843        2,954
Exelon Corp.                                                139,078        7,357
FirstEnergy Corp.                                            68,212        3,336
FPL Group, Inc.                                              82,578        3,315
KeySpan Corp.                                                37,006        1,512
Nicor, Inc.                                                   9,313          368
NiSource, Inc.                                               57,867        1,170
Peoples Energy Corp.                                          8,131          290
PG&E Corp.                                                   71,823        2,794
Pinnacle West Capital Corp.                                  20,581          805
PPL Corp.                                                    80,536        2,368
Progress Energy, Inc.                                        53,308        2,345
Public Service Enterprise Group, Inc.                        52,422        3,357
Sempra Energy                                                52,889        2,457
Southern Co.                                                156,358        5,124
TECO Energy, Inc.                                            43,276          698
TXU Corp.                                                    97,396        4,359
Xcel Energy, Inc.                                            85,597        1,554
                                                                      ----------
                                                                          77,496
                                                                      ----------
TOTAL COMMON STOCKS
(Cost $1,687,093,694)                                                  2,463,489
                                                                      ----------

                                                                   PAR
                                                                  AMOUNT
                                                                  (000)
                                                                  ------
U.S. GOVERNMENT SECURITIES -- 0.2%
United States Treasury Bill 4.40% due
06/08/06 (c) (d)                                                  $4,299   4,264
                                                                           -----
TOTAL U.S. GOVERNMENT SECURITIES
(Cost $4,264,321)                                                          4,264
                                                                           -----

                                                                SHARES
                                                                (000)
                                                                ------
MONEY MARKET FUNDS -- 3.2%
AIM Short Term Investment Prime Portfolio                       81,393   $81,393

                                                                        MARKET
                                                             SHARES      VALUE
                                                              (000)     (000)
                                                             ------   ----------
Federated Money Market Obligations Trust                        507   $      507
                                                                      ----------
TOTAL MONEY MARKET FUNDS
(Cost $81,900,093)                                                        81,900
                                                                      ----------
TOTAL INVESTMENTS -- 100.7%
(identified cost $1,773,258,108) (e) (f)                               2,549,653
LIABILITIES IN EXCESS OF ASSETS -- (0.7)%                                (17,290)
                                                                      ----------
NET ASSETS -- 100.0%                                                  $2,532,363
                                                                      ==========

(a)  Non-income producing security.

(b)  Affiliated issuer. See table that follows for more information.

(c) Security held as collateral in relation to initial margin requirements on futures contracts.

(d)  Rate represents annualized yield at date of purchase.

(e) Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2006 was $869,906,292 and $93,511,794,
     respectively, resulting in net unrealized appreciation of investments of $776,394,498.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2006 (UNAUDITED)

(f) Security valuation: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

For information on the Portfolio's other significant accounting policies, please refer to the Portfolio's most recent annual financial statements.

                                                          Number     Unrealized
                                                           of       Appreciation
                                                        Contracts      (000)
                                                        ---------   ------------
SCHEDULE OF FUTURES CONTRACTS
S&P 500 Financial Futures
Contracts (long) Expiration
Date 06/2006                                              1,023         $153
                                                                        ----
Total unrealized appreciation
on open futures contracts
purchased                                                               $153
                                                                        ====

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

AFFILIATED ISSUER TABLE

                                                                               Income Earned
                                                                    Number of     for the     Realized Gain
                                  Share purchased  Share sold for    shares       3 Months      on Shares
  Security    Number of shares   for the 3 Months   the 3 Months      held     ended 3/31/06      Sold
Description  held at 12/31/2005    ended 3/31/06    ended 3/31/06  at 3/31/06      (000)          (000)
-----------  ------------------  ----------------  --------------  ----------  -------------  --------------
State
Street
Corp.              70,325                      --           1,300      69,025             13            $28

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclosure Controls and Procedures. The President and Treasurer concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control. There were no changes in registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Homestead Funds, Inc.

By:    /s/ Peter R. Morris
       -----------------------------
Name:  Peter R. Morris
Title: President and Director

Date: May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Peter R. Morris
       -----------------------------
Name:  Peter R. Morris
Title: President and Director

Date: May 30, 2006

By:    /s/ Sheri Cooper
       -----------------------------
Name:  Sheri Cooper
Title: Treasurer

Date: May 30, 2006